Rule 497(e)

Registration Nos. 333-174332 and 811-22559

First Trust Exchange-Traded Fund IV

(the “Trust”)

FIRST TRUST INTERMEDIATE GOVERNMENT OPPORTUNITIES ETF

(the “Fund”)

Supplement to the Fund’s Prospectus and

Statement of additional information

August 20, 2026

1.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the final paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety.
2.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the risk factor “Non-Diversification Risk” set forth in the section entitled “Principal Risks” is hereby deleted in its entirety.
3.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the final paragraph of the section entitled “Additional Information on the Fund's Investment Objective and Strategies” is hereby deleted in its entirety.
4.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the risk factor “Non-Diversification Risk” set forth in the section entitled “Risks of Investing in the Fund – Principal Risks” is hereby deleted in its entirety.
5.	Notwithstanding anything to the contrary in the Fund’s statement of additional information, effective as of the date set forth above, the final sentence of the first paragraph set forth in the section entitled “General Description of the Trust and the Fund” is hereby deleted in its entirety and replaced with the following:

This SAI relates to the Fund, which is a diversified series.

6.	Notwithstanding anything to the contrary in the Fund’s statement of additional information, effective as of the date set forth above, the following is added as the final sentence of the second paragraph of the section entitled “Investment Objective and Policies”:

(8) With respect to 75% of total assets, the Fund may not purchase the securities of any issuer (except securities issued or guaranteed by the United States government or any agency or instrumentality thereof) if, as a result, (i) more than 5% of the Fund's total assets would be invested in securities of that issuer; or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

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PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND’S PROSPECTUS and
statement of additional information FOR FUTURE REFERENCE